Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap [Line Items]
Natural gas swap – unrealized gain (loss)		$ 556
Aria Energy LLC [Member]
Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap [Line Items]
Natural gas swap – unrealized gain (loss)	$ 446